Consolidated Balance Sheets (USD $)	Dec. 31, 2012		Dec. 31, 2011
Current Assets
Cash and Cash Equivalents	$ 279,000,000		$ 221,000,000
Other Temporary Investments	324,000,000		294,000,000
Accounts Receivable:
Customers	685,000,000		690,000,000
Accrued Unbilled Revenues	195,000,000		106,000,000
Pledged Accounts Receivable - AEP Credit	856,000,000		920,000,000
Miscellaneous	171,000,000		150,000,000
Allowance for Uncollectible Accounts	(36,000,000)		(32,000,000)
Total Accounts Receivable	1,871,000,000		1,834,000,000
Fuel	844,000,000		657,000,000
Materials and Supplies	675,000,000		635,000,000
Risk Management Assets	191,000,000		193,000,000
Regulatory Asset for Under-Recovered Fuel Costs	88,000,000		65,000,000
Margin Deposits	76,000,000		67,000,000
Prepayments and Other Current Assets	241,000,000		216,000,000
TOTAL CURRENT ASSETS	4,589,000,000		4,182,000,000
Property, Plant and Equipment
Generation	26,279,000,000		24,938,000,000
Transmission	9,846,000,000		9,048,000,000
Distribution	15,565,000,000		14,783,000,000
Other Property, Plant and Equipment	3,945,000,000		3,780,000,000
Construction Work in Progress	1,819,000,000		3,121,000,000
Total Property, Plant and Equipment	57,454,000,000		55,670,000,000
Accumulated Depreciation and Amortization	18,691,000,000		18,699,000,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	38,763,000,000		36,971,000,000
Other Noncurrent Assets
Regulatory Assets	5,106,000,000		6,026,000,000
Securitized Transition Assets	2,117,000,000		1,627,000,000
Spent Nuclear Fuel and Decommissioning Trusts	1,706,000,000		1,592,000,000
Goodwill	91,000,000		76,000,000
Long-term Risk Management Assets	368,000,000		403,000,000
Deferred Charges and Other Noncurrent Assets	1,627,000,000		1,346,000,000
TOTAL OTHER NONCURRENT ASSETS	11,015,000,000		11,070,000,000
TOTAL ASSETS	54,367,000,000		52,223,000,000
Current Liabilities
Accounts Payable	1,169,000,000		1,095,000,000
Short-term Debt:
Securitized Debt for Receivable - AEP Credit	657,000,000	[1]	666,000,000	[1]
Other Short-term Debt	324,000,000		984,000,000
Total Short-term Debt	981,000,000		1,650,000,000
Long-term Debt Due Within One Year	2,171,000,000		1,433,000,000
Risk Management Liabilities	155,000,000		150,000,000
Customer Deposits	316,000,000		289,000,000
Accrued Taxes	747,000,000		717,000,000
Accrued Interest	269,000,000		279,000,000
Obligations Under Capital Leases	74,000,000		74,000,000
Regulatory Liability for Over-Recovered Fuel Costs	47,000,000		8,000,000
Other Current Liabilities	968,000,000		990,000,000
TOTAL CURRENT LIABILITIES	6,823,000,000		6,611,000,000
Noncurrent Liabilities
Long-term Debt	15,586,000,000		15,083,000,000
Long-term Risk Management Liabilities	214,000,000		195,000,000
Deferred Income Taxes	9,252,000,000		8,227,000,000
Regulatory Liabilities and Deferred Investment Tax Credits	3,544,000,000		3,195,000,000
Asset Retirement Obligations	1,696,000,000		1,472,000,000
Employee Benefits and Pension Obligations	1,075,000,000		1,801,000,000
Obligations Under Capital Leases	375,000,000		384,000,000
Deferred Credits and Other Noncurrent Liabilities	940,000,000		974,000,000
TOTAL NONCURRENT LIABILITIES	32,307,000,000		30,947,000,000
TOTAL LIABILITIES	39,130,000,000		37,558,000,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	3,289,000,000		3,274,000,000
Paid-in Capital	6,049,000,000		5,970,000,000
Retained Earnings	6,236,000,000		5,890,000,000
Accumulated Other Comprehensive Income (Loss)	(337,000,000)		(470,000,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	15,237,000,000		14,664,000,000
Noncontrolling Interests	0		1,000,000
TOTAL EQUITY	15,237,000,000		14,665,000,000
TOTAL LIABILITIES AND EQUITY	54,367,000,000		52,223,000,000
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	3,576,000		2,317,000
Advances to Affiliates	23,024,000		22,008,000
Accounts Receivable:
Customers	158,380,000		158,382,000
Affiliated Companies	96,213,000		136,194,000
Accrued Unbilled Revenues	70,825,000		68,427,000
Miscellaneous	1,344,000		5,505,000
Allowance for Uncollectible Accounts	(6,087,000)		(5,289,000)
Total Accounts Receivable	320,675,000		363,219,000
Fuel	185,813,000		143,931,000
Materials and Supplies	105,208,000		101,724,000
Risk Management Assets	30,960,000		39,645,000
Accrued Tax Benefits	50,032,000		7,715,000
Regulatory Asset for Under-Recovered Fuel Costs	74,906,000		41,105,000
Prepayments and Other Current Assets	18,690,000		21,745,000
TOTAL CURRENT ASSETS	812,884,000		743,409,000
Property, Plant and Equipment
Generation	5,632,665,000		5,194,967,000
Transmission	2,042,144,000		1,943,969,000
Distribution	2,991,898,000		2,845,405,000
Other Property, Plant and Equipment	373,327,000		357,326,000
Construction Work in Progress	266,247,000		565,841,000
Total Property, Plant and Equipment	11,306,281,000		10,907,508,000
Accumulated Depreciation and Amortization	3,196,639,000		2,994,016,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	8,109,642,000		7,913,492,000
Other Noncurrent Assets
Regulatory Assets	1,435,704,000		1,481,193,000
Long-term Risk Management Assets	34,360,000		39,226,000
Deferred Charges and Other Noncurrent Assets	115,078,000		122,187,000
TOTAL OTHER NONCURRENT ASSETS	1,585,142,000		1,642,606,000
TOTAL ASSETS	10,507,668,000		10,299,507,000
Current Liabilities
Advances from Affiliates	173,965,000		198,248,000
Accounts Payable	195,203,000		186,612,000
Affiliated Companies	137,088,000		137,376,000
Short-term Debt:
Long-term Debt Due Within One Year	574,679,000		594,525,000
Risk Management Liabilities	16,698,000		26,606,000
Customer Deposits	67,339,000		61,690,000
Deferred Income Taxes	11,715,000		14,255,000
Accrued Taxes	74,967,000		63,422,000
Accrued Interest	51,442,000		57,230,000
Obligations Under Capital Leases	6,085,000		7,734,000
Regulatory Liability for Over-Recovered Fuel Costs	0		0
Other Current Liabilities	110,657,000		105,646,000
TOTAL CURRENT LIABILITIES	1,413,753,000		1,445,610,000
Noncurrent Liabilities
Long-term Debt	3,127,763,000		3,131,726,000
Long-term Risk Management Liabilities	18,476,000		12,923,000
Deferred Income Taxes	1,928,683,000		1,736,180,000
Regulatory Liabilities and Deferred Investment Tax Credits	607,680,000		576,792,000
Employee Benefits and Pension Obligations	204,207,000		302,182,000
Obligations Under Capital Leases	16,375,000		19,293,000
Deferred Credits and Other Noncurrent Liabilities	154,544,000		157,680,000
TOTAL NONCURRENT LIABILITIES	6,041,353,000		5,917,483,000
TOTAL LIABILITIES	7,455,106,000		7,363,093,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	260,458,000		260,458,000
Paid-in Capital	1,573,752,000		1,573,752,000
Retained Earnings	1,248,250,000		1,160,747,000
Accumulated Other Comprehensive Income (Loss)	(29,898,000)		(58,543,000)
TOTAL EQUITY	3,052,562,000		2,936,414,000
TOTAL LIABILITIES AND EQUITY	10,507,668,000		10,299,507,000
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	1,562,000		1,020,000
Advances to Affiliates	116,977,000		95,714,000
Accounts Receivable:
Customers	61,776,000		72,461,000
Affiliated Companies	79,886,000		90,980,000
Accrued Unbilled Revenues	11,218,000		14,780,000
Miscellaneous	12,260,000		22,685,000
Allowance for Uncollectible Accounts	(229,000)		(1,750,000)
Total Accounts Receivable	164,911,000		199,156,000
Fuel	53,406,000		52,979,000
Materials and Supplies	195,147,000		175,924,000
Risk Management Assets	26,974,000		32,152,000
Accrued Tax Benefits	20,547,000		38,425,000
Regulatory Asset for Under-Recovered Fuel Costs	4,676,000		8,876,000
Deferred Cook Plant Fire Costs	80,000,000		63,809,000
Prepayments and Other Current Assets	62,723,000		35,395,000
TOTAL CURRENT ASSETS	722,247,000		694,574,000
Property, Plant and Equipment
Generation	4,062,733,000		3,932,472,000
Transmission	1,278,236,000		1,224,786,000
Distribution	1,553,358,000		1,481,608,000
Other Property, Plant and Equipment	725,313,000		709,558,000
Construction Work in Progress	341,063,000		236,096,000
Total Property, Plant and Equipment	7,960,703,000		7,584,520,000
Accumulated Depreciation and Amortization	3,232,135,000		3,179,920,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,728,568,000		4,404,600,000
Other Noncurrent Assets
Regulatory Assets	540,019,000		602,979,000
Spent Nuclear Fuel and Decommissioning Trusts	1,705,772,000		1,591,732,000
Long-term Risk Management Assets	23,569,000		29,362,000
Deferred Charges and Other Noncurrent Assets	111,364,000		69,309,000
TOTAL OTHER NONCURRENT ASSETS	2,380,724,000		2,293,382,000
TOTAL ASSETS	7,831,539,000		7,392,556,000
Current Liabilities
Accounts Payable	208,701,000		113,063,000
Affiliated Companies	104,631,000		81,102,000
Short-term Debt:
Long-term Debt Due Within One Year	203,953,000		279,075,000
Risk Management Liabilities	31,517,000		16,980,000
Customer Deposits	31,142,000		30,696,000
Accrued Taxes	67,675,000		65,233,000
Accrued Interest	26,859,000		27,798,000
Obligations Under Capital Leases	5,803,000		7,916,000
Regulatory Liability for Over-Recovered Fuel Costs	0		25,000
Other Current Liabilities	122,053,000		117,879,000
TOTAL CURRENT LIABILITIES	796,531,000		731,826,000
Noncurrent Liabilities
Long-term Debt	1,853,713,000		1,778,600,000
Long-term Risk Management Liabilities	13,898,000		18,871,000
Deferred Income Taxes	1,019,160,000		925,712,000
Regulatory Liabilities and Deferred Investment Tax Credits	948,292,000		875,202,000
Asset Retirement Obligations	1,192,313,000		1,013,122,000
Obligations Under Capital Leases	22,842,000		23,117,000
Deferred Credits and Other Noncurrent Liabilities	203,857,000		288,243,000
TOTAL NONCURRENT LIABILITIES	5,231,233,000		4,899,750,000
TOTAL LIABILITIES	6,027,764,000		5,631,576,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	56,584,000		56,584,000
Paid-in Capital	980,896,000		980,896,000
Retained Earnings	795,178,000		751,721,000
Accumulated Other Comprehensive Income (Loss)	(28,883,000)		(28,221,000)
TOTAL EQUITY	1,803,775,000		1,760,980,000
TOTAL LIABILITIES AND EQUITY	7,831,539,000		7,392,556,000
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3,640,000		2,095,000
Advances to Affiliates	116,422,000		219,458,000
Accounts Receivable:
Customers	135,954,000		146,432,000
Affiliated Companies	176,590,000		162,830,000
Accrued Unbilled Revenues	57,887,000		19,012,000
Miscellaneous	9,327,000		16,994,000
Allowance for Uncollectible Accounts	(129,000)		(3,563,000)
Total Accounts Receivable	379,629,000		341,705,000
Fuel	328,840,000		262,886,000
Materials and Supplies	186,269,000		201,325,000
Risk Management Assets	44,313,000		54,293,000
Accrued Tax Benefits	17,785,000		11,975,000
Prepayments and Other Current Assets	26,807,000		41,560,000
TOTAL CURRENT ASSETS	1,103,705,000		1,135,297,000
Property, Plant and Equipment
Generation	8,673,296,000		9,502,614,000
Transmission	2,013,737,000		1,948,329,000
Distribution	3,722,745,000		3,545,574,000
Other Property, Plant and Equipment	571,154,000		546,642,000
Construction Work in Progress	354,497,000		354,465,000
Total Property, Plant and Equipment	15,335,429,000		15,897,624,000
Accumulated Depreciation and Amortization	5,242,805,000		5,742,561,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	10,092,624,000		10,155,063,000
Other Noncurrent Assets
Regulatory Assets	1,420,966,000		1,370,504,000
Long-term Risk Management Assets	48,288,000		53,614,000
Deferred Charges and Other Noncurrent Assets	320,026,000		309,775,000
TOTAL OTHER NONCURRENT ASSETS	1,789,280,000		1,733,893,000
TOTAL ASSETS	12,985,609,000		13,024,253,000
Current Liabilities
Accounts Payable	276,220,000		293,730,000
Affiliated Companies	153,222,000		183,898,000
Short-term Debt:
Long-term Debt Due Within One Year	856,000,000		244,500,000
Risk Management Liabilities	24,155,000		36,561,000
Accrued Taxes	467,309,000		450,570,000
Accrued Interest	63,560,000		66,441,000
Obligations Under Capital Leases	14,707,000		14,096,000
Regulatory Liability for Over-Recovered Fuel Costs	14,848,000		0
Other Current Liabilities	263,638,000		238,275,000
TOTAL CURRENT LIABILITIES	2,104,104,000		1,513,975,000
Noncurrent Liabilities
Long-term Debt	2,804,440,000		3,609,648,000
Long-term Debt - Affiliated	200,000,000		200,000,000
Long-term Risk Management Liabilities	25,965,000		17,890,000
Deferred Income Taxes	2,345,850,000		2,245,380,000
Regulatory Liabilities and Deferred Investment Tax Credits	451,071,000		301,124,000
Employee Benefits and Pension Obligations	178,620,000		335,029,000
Obligations Under Capital Leases	36,381,000		40,152,000
Deferred Credits and Other Noncurrent Liabilities	349,850,000		351,029,000
TOTAL NONCURRENT LIABILITIES	6,355,796,000		7,060,100,000
TOTAL LIABILITIES	8,459,900,000		8,574,075,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	321,201,000		321,201,000
Paid-in Capital	1,744,099,000		1,744,099,000
Retained Earnings	2,626,134,000		2,582,600,000
Accumulated Other Comprehensive Income (Loss)	(165,725,000)		(197,722,000)
TOTAL EQUITY	4,525,709,000		4,450,178,000
TOTAL LIABILITIES AND EQUITY	12,985,609,000		13,024,253,000
Public Service Co of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	1,367,000		1,413,000
Advances to Affiliates	10,558,000		39,876,000
Accounts Receivable:
Customers	31,047,000		39,977,000
Affiliated Companies	24,751,000		23,079,000
Miscellaneous	6,216,000		8,993,000
Allowance for Uncollectible Accounts	(872,000)		(777,000)
Total Accounts Receivable	61,142,000		71,272,000
Fuel	22,085,000		20,854,000
Materials and Supplies	52,183,000		50,347,000
Risk Management Assets	509,000		565,000
Deferred Income Tax Benefits	7,183,000		7,013,000
Accrued Tax Benefits	11,812,000		6,733,000
Regulatory Asset for Under-Recovered Fuel Costs	0		4,313,000
Prepayments and Other Current Assets	7,633,000		6,440,000
TOTAL CURRENT ASSETS	174,472,000		208,826,000
Property, Plant and Equipment
Generation	1,346,530,000		1,317,948,000
Transmission	706,917,000		692,644,000
Distribution	1,859,557,000		1,762,110,000
Other Property, Plant and Equipment	210,549,000		214,626,000
Construction Work in Progress	95,170,000		70,371,000
Total Property, Plant and Equipment	4,218,723,000		4,057,699,000
Accumulated Depreciation and Amortization	1,278,941,000		1,266,816,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	2,939,782,000		2,790,883,000
Other Noncurrent Assets
Regulatory Assets	202,328,000		266,545,000
Long-term Risk Management Assets	31,000		314,000
Deferred Charges and Other Noncurrent Assets	8,560,000		13,536,000
TOTAL OTHER NONCURRENT ASSETS	210,919,000		280,395,000
TOTAL ASSETS	3,325,173,000		3,280,104,000
Current Liabilities
Accounts Payable	87,050,000		76,607,000
Affiliated Companies	36,189,000		45,029,000
Short-term Debt:
Long-term Debt Due Within One Year	764,000		311,000
Risk Management Liabilities	5,848,000		1,280,000
Customer Deposits	46,533,000		47,493,000
Accrued Taxes	28,024,000		21,660,000
Accrued Interest	12,654,000		12,637,000
Obligations Under Capital Leases	3,636,000		3,761,000
Regulatory Liability for Over-Recovered Fuel Costs	7,945,000		0
Other Current Liabilities	50,684,000		43,586,000
TOTAL CURRENT LIABILITIES	275,691,000		248,603,000
Noncurrent Liabilities
Long-term Debt	949,107,000		947,053,000
Long-term Risk Management Liabilities	31,000		1,330,000
Deferred Income Taxes	740,676,000		726,463,000
Regulatory Liabilities and Deferred Investment Tax Credits	344,817,000		334,812,000
Employee Benefits and Pension Obligations	34,906,000		84,548,000
Obligations Under Capital Leases	8,864,000		11,101,000
Deferred Credits and Other Noncurrent Liabilities	63,667,000		44,490,000
TOTAL NONCURRENT LIABILITIES	2,133,204,000		2,138,696,000
TOTAL LIABILITIES	2,408,895,000		2,387,299,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	157,230,000		157,230,000
Paid-in Capital	364,037,000		364,037,000
Retained Earnings	388,530,000		364,389,000
Accumulated Other Comprehensive Income (Loss)	6,481,000		7,149,000
TOTAL EQUITY	916,278,000		892,805,000
TOTAL LIABILITIES AND EQUITY	3,325,173,000		3,280,104,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	2,036,000		801,000
Advances to Affiliates	153,829,000		0
Accounts Receivable:
Customers	39,349,000		35,054,000
Affiliated Companies	26,288,000		23,730,000
Miscellaneous	35,514,000		19,370,000
Allowance for Uncollectible Accounts	(2,041,000)		(989,000)
Total Accounts Receivable	99,110,000		77,165,000
Fuel	134,234,000		102,015,000
Materials and Supplies	69,212,000		55,325,000
Risk Management Assets	695,000		445,000
Deferred Income Tax Benefits	101,403,000		8,195,000
Accrued Tax Benefits	9,616,000		1,541,000
Regulatory Asset for Under-Recovered Fuel Costs	8,527,000		10,843,000
Prepayments and Other Current Assets	16,489,000		16,827,000
TOTAL CURRENT ASSETS	595,151,000		273,157,000
Property, Plant and Equipment
Generation	3,888,230,000		2,326,102,000
Transmission	1,115,795,000		988,534,000
Distribution	1,758,988,000		1,675,764,000
Other Property, Plant and Equipment	688,254,000		637,019,000
Construction Work in Progress	99,783,000		1,443,569,000
Total Property, Plant and Equipment	7,551,050,000		7,070,988,000
Accumulated Depreciation and Amortization	2,284,258,000		2,211,912,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,266,792,000		4,859,076,000
Other Noncurrent Assets
Regulatory Assets	403,278,000		394,276,000
Long-term Risk Management Assets	0		282,000
Deferred Charges and Other Noncurrent Assets	76,432,000		74,992,000
TOTAL OTHER NONCURRENT ASSETS	479,710,000		469,550,000
TOTAL ASSETS	6,341,653,000		5,601,783,000
Current Liabilities
Advances from Affiliates	0		132,473,000
Accounts Payable	126,768,000		181,268,000
Affiliated Companies	62,835,000		59,201,000
Short-term Debt:
Other Short-term Debt	2,603,000		17,016,000
Long-term Debt Due Within One Year	3,250,000		20,000,000
Risk Management Liabilities	1,128,000		24,359,000
Customer Deposits	69,393,000		52,095,000
Accrued Taxes	31,532,000		44,404,000
Accrued Interest	43,950,000		39,629,000
Obligations Under Capital Leases	17,599,000		15,058,000
Regulatory Liability for Over-Recovered Fuel Costs	16,761,000		5,032,000
Other Current Liabilities	64,997,000		64,413,000
TOTAL CURRENT LIABILITIES	440,816,000		654,948,000
Noncurrent Liabilities
Long-term Debt	2,042,978,000		1,708,637,000
Long-term Risk Management Liabilities	0		221,000
Deferred Income Taxes	1,075,551,000		665,668,000
Regulatory Liabilities and Deferred Investment Tax Credits	476,471,000		428,571,000
Asset Retirement Obligations	78,017,000		65,673,000
Employee Benefits and Pension Obligations	38,240,000		87,159,000
Obligations Under Capital Leases	114,161,000		112,802,000
Deferred Credits and Other Noncurrent Liabilities	53,946,000		64,347,000
TOTAL NONCURRENT LIABILITIES	3,879,364,000		3,133,078,000
TOTAL LIABILITIES	4,320,180,000		3,788,026,000
Rate Matters
Commitments and Contingencies
Equity
Common Stock	135,660,000		135,660,000
Paid-in Capital	674,606,000		674,606,000
Retained Earnings	1,228,806,000		1,029,915,000
Accumulated Other Comprehensive Income (Loss)	(17,860,000)		(26,815,000)
TOTAL COMMON SHAREHOLDER'S EQUITY	2,021,212,000		1,813,366,000
Noncontrolling Interests	261,000		391,000
TOTAL EQUITY	2,021,473,000		1,813,757,000
TOTAL LIABILITIES AND EQUITY	$ 6,341,653,000		$ 5,601,783,000

[1]	Amount of securitized debt for receivables as accounted for under the "Transfers and Servicing" accounting guidance.